                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tocqueville Asset Management L.P.
Address: 1675 Broadway
         New York, New York 10019


Form 13F File Number: 28-3063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Kieran C. Lyons
Title:   Chief Financial Officer
Phone:   (212) 698-0848

Signature, Place, and Date of Signing:

         /s/ Kieran C. Lyons        New York, NY        4/16/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:       $404,434
                                              [thousands]


List of Other Included Managers:              NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                        Tocqueville Asset Management LP
                                                                    FORM 13F
                                                                 March 31, 1999

                           Title                                             Investment Discretion             Voting Authority
                            of                                               ---------------------            -------------------
        Security           Class    CUSIP    Market Value      Quantity     Sole   Share   Other  Managers    Sole    Share  None
-------------------------  -----  --------- ----------------  -------------  ----   -----  -----  -------- ---------  -----  ----
COMMON STOCKS
-------------
3Com Corp.                 COM 885535104      2,473,456.25     106,100    106,100                          106,100
AT&T Corp.                 COM 001957109     11,229,618.75     140,700    140,700                          140,700
Active Voice               COM 004938106        712,500.00      75,000     75,000                           75,000
Adobe Systems Inc.         COM 00724F101     30,156,950.00     531,400    531,400                          531,400
Alcoa Inc.                 COM 022249106      5,343,913.38     129,746    129,746                          129,746
Alexander & Baldwin Inc.   COM 014482103      2,708,250.00     138,000    138,000                          138,000
American General Corp.     COM 026351106        339,246.00       4,812      4,812                            4,812
American Home Products     COM 026609107        717,750.00      11,000     11,000                           11,000
American Int'l Group       COM 026874107        361,875.00       3,000      3,000                            3,000
Amgen Inc.                 COM 031162100      2,508,312.50      33,500     33,500                           33,500
Anadarko Petroleum Corp.   COM 032511107      1,072,100.00      28,400     28,400                           28,400
Analysts International     COM 032681108      1,049,950.00      91,300     91,300                           91,300
Corp.
Anixter Int'l Inc.         COM 035290105        238,750.00      20,000     20,000                           20,000
Arc International Corp     COM 001905108        105,750.00      70,500     70,500                           70,500
Asahi America Inc          COM 04338D106        565,775.00      85,400     85,400                           85,400
Asarco Inc.                COM 043413103      3,527,712.50     255,400    255,400                          255,400
Atlantic Richfield         COM 048825103        255,791.25       3,498      3,498                            3,498
Autodesk Inc.              COM 052769106        214,318.75       5,300      5,300                            5,300
Avatex Corp.               COM 05349F105        850,937.50   1,361,500  1,361,500                        1,361,500
BJ's Wholesale Club Inc    COM 05548J106        291,279.38      11,070     11,070                           11,070
BP Amoco PLC               COM 055622104        227,755.00       2,255      2,255                            2,255
Baker Hughes Inc.          COM 057224107      7,352,100.00     302,400    302,400                          302,400
Bank of Bermuda            COM 999999998      3,150,000.00     100,000    100,000                          100,000
Bank of New York           COM 064057102        418,959.38      11,658     11,658                           11,658
Bank of Tokyo Mitsubishi   COM 065379109      4,522,000.00     323,000    323,000                          323,000
Ltd ADR
BankAmerica Corp.          COM 06605F102      7,801,166.88     110,459    110,459                          110,459
Battle Mountain Gold Co    COM 071593107        412,500.00     150,000    150,000                          150,000
Boeing Company             COM 097023105      4,321,400.00     127,100    127,100                          127,100
Brite Voice Systems Inc.   COM 110411105      1,080,000.00     135,000    135,000                          135,000
Burlington Industries Inc  COM 121693105      4,318,837.50     651,900    651,900                          651,900
New
Burlington Resources Inc.  COM 122014103      4,556,868.75     114,100    114,100                          114,100
C R Bard Inc               COM 067383109        504,375.00      10,000     10,000                           10,000
C-Cor Electronics Inc      COM 125010108      1,116,000.00      62,000     62,000                           62,000
Calpine Corp.              COM 131347106      2,714,593.75      74,500     74,500                           74,500



                                4




Catellus Development       COM 149111106      4,246,562.50     317,500    317,500                          317,500
Corp.
Centocor Inc               COM 152342101      1,126,593.75      30,500     30,500                           30,500
Ceridian Corp.             COM 15677T106        214,036.88       5,854      5,854                            5,854
CitiGroup Inc.             COM 172967101        638,750.00      10,000     10,000                           10,000
De Beers Cons Mines ADR    COM                  662,812.50      35,000     35,000                           35,000
Dura Pharmaceuticals Inc.  COM 26632S109     11,379,100.00     805,600    805,600                          805,600
Echo Bay Mines Ltd.        COM 278751102        253,125.00     150,000    150,000                          150,000
Electronic Data Systems    COM 285661104      6,889,281.25     141,500    141,500                          141,500
Cor New
Enron Oil & Gas Co         COM 293562104      1,065,662.50      64,100     64,100                           64,100
Exxon                      COM 302290101      4,523,056.25      64,100     64,100                           64,100
Fedders Corp               COM 313135105      2,926,935.00     578,160    578,160                          578,160
Financial Security         COM 31769P100      4,659,787.50      93,900     93,900                           93,900
Assurance Hldgs Ltd
Frontier Adjusters of      COM 359050101        102,500.00      41,000     41,000                           41,000
America
Frontier Corp              COM 35906P105        689,937.50      13,300     13,300                           13,300
General Electric Co.       COM 369604103        973,500.00       8,800      8,800                            8,800
Genzyme Corp.              COM 372917104     13,451,681.25     266,700    266,700                          266,700
Genzyme Corp., Molecular   COM 372917500         47,962.50      12,790     12,790                           12,790
Onc. Div,
Getchell Gold Corp         COM 374265106      2,325,450.00      88,800     88,800                           88,800
Golden Books Family        COM 380804104         78,840.00     219,000    219,000                          219,000
Entertainment Inc.
H & Q Healthcare           COM 404052102      3,235,312.50     246,500    246,500                          246,500
Investors-SBI
H & R Block Inc            COM 093671105      5,064,387.50     106,900    106,900                          106,900
HSB Group Inc.             COM 40428N109      5,058,281.25     136,250    136,250                          136,250
Halliburton Co.            COM 406216101      6,348,650.00     164,900    164,900                          164,900
Hanna M A Co.              COM 410522106        256,250.00      20,000     20,000                           20,000
Harmony Gold Mining        COM 413216300        700,781.25     149,500    149,500                          149,500
Company Ltd. ADR
Hoechst ADR                COM 434390308      1,132,087.50      26,100     26,100                            26,100
Homestake Mining           COM 437614100      1,079,850.00     125,200    125,200                           125,200
Humana Inc                 COM 444859102      1,435,200.00      83,200     83,200                            83,200
Idexx Laboratories Corp.   COM 45168D104        478,750.00      20,000     20,000                            20,000
Illinois Tool Wks          COM 452308109      1,127,671.88      18,225     18,225                            18,225
Inco Ltd                   COM 453258402      8,236,443.75     618,700    618,700                           618,700
Int'l Business Machines    COM 459200101     10,683,743.75      60,275     60,275                            60,275
Integrated Health Service  COM 45812C106      7,368,350.00   1,339,700  1,339,700                         1,339,700
Inc
Intel Corp.                COM 458140100        356,625.00       3,000      3,000                             3,000
Ivax Corp.                 COM 465823102        236,250.00      20,000     20,000                            20,000
Jennifer Convertibles Inc  COM 476153101        250,000.00     100,000    100,000                           100,000
K Mart Corp.               COM 482584109     12,355,506.25     734,900    734,900                           734,900
Kinross Gold Corp.         COM 496902107        667,462.50     314,100    314,100                           314,100
Knightsbridge Tankers      COM G5299G106      2,026,875.00     117,500    117,500                           117,500
Ltd.
Litton Industries, Inc.    COM 538021106      1,881,225.00      32,400     32,400                            32,400
Lockheed Martin Corp.      COM 539830109      2,219,700.00      58,800     58,800                            58,800


                                5




Longview Fibre Co.         COM 543213102      3,104,531.25     268,500    268,500                           268,500
Mcdonalds Corp.            COM 580135101        506,865.63      11,186     11,186                            11,186
Midway Games Inc.          COM 598148104        365,995.69      42,129     42,129                            42,129
Motorola Inc.              COM 620076109     16,012,450.00     218,600    218,600                           218,600
Murphy Oil Corp.           COM 626717102      6,689,800.00     161,200    161,200                           161,200
Nabors Industries Inc      COM 629568106     12,075,590.63     663,950    663,950                           663,950
Nat'L Comp Sys             COM 635519101      1,685,600.00      68,800     68,800                            68,800
Newell Rubbermaid Inc.     COM 651229106        786,172.50      16,551     16,551                            16,551
Newmont Mining Corp.       COM 651639106      7,106,680.00     406,096    406,096                           406,096
Norstan Inc.               COM 656535101        462,500.00      50,000     50,000                            50,000
Northrop Grumman Corp.     COM 666807102      4,340,937.50      72,500     72,500                            72,500
O'Sullivan Industries      COM 688609106      4,453,150.00     322,400    322,400                           322,400
Holdings
Oceaneering Int'l          COM 675232102        995,225.00      65,800     65,800                            65,800
Ogden Corp.                COM 676346109      1,523,156.25      63,300     63,300                            63,300
Olin Corp                  COM 680665205      3,069,062.50     305,000    305,000                           305,000
Olsten Corp                COM 681385100      1,800,562.50     291,000    291,000                           291,000
Osmonics Inc.              COM 688350107        282,575.00      35,600     35,600                            35,600
Owens & Minor Inc Holding  COM 690732102      2,810,700.00     277,600    277,600                           277,600
Co.
PSC Inc                    COM 69361E107        921,250.00     110,000    110,000                           110,000
Pepsico Inc.               COM 713448108        231,206.25       5,900      5,900                             5,900
Periphonics Corp.          COM 714005105      1,047,875.00     166,000    166,000                           166,000
Perrigo Co.                COM 714290103        801,406.25     111,500    111,500                           111,500
Petroleum Geo-Services     COM 716597109        381,250.00      25,000     25,000                            25,000
ADR
Philip Morris Co's Inc.    COM 718154107      3,564,493.75     101,300    101,300                           101,300
Phycor Inc.                COM 71940F100        285,000.00      60,000     60,000                            60,000
Polaroid Corp              COM 731095105      3,617,600.00     179,200    179,200                           179,200
Protein Design             COM 74369L103        376,562.50      25,000     25,000                            25,000
Laboratories Inc.
Providian Financial corp.  COM 74406A102        247,500.00       2,250      2,250                             2,250
RJR Nabisco Holdings       COM 74960K876        587,500.00      23,500     23,500                            23,500
Corp.
Raytheon Co. Class A       COM 755111309      1,066,411.50      18,466     18,466                            18,466
Raytheon Co. Class B       COM 755111408      4,596,200.00      78,400     78,400                            78,400
Reader's Digest            COM 755267101      6,293,787.50     200,200    200,200                           200,200
Association Inc Cl A
Reynolds Metals Co.        COM 761763101      2,990,543.75      61,900     61,900                            61,900
Roberts Pharmaceutical     COM 720491109        643,250.00      31,000     31,000                            31,000
Corp
Romac International Inc.   COM 775835101        595,000.00      70,000     70,000                            70,000
Schering Plough Corp.      COM 806605101        309,400.00       5,600      5,600                             5,600
Schlumberger Ltd.          COM 806857108        993,093.75      16,500     16,500                            16,500
Schulman,A Inc.            COM 808194104      3,131,025.00     229,800    229,800                           229,800
Scientific Atlanta         COM 808655104      1,026,970.75      37,687     37,687                            37,687
Sea Containers Limited     COM 811371707        577,500.00      20,000     20,000                            20,000
Class A
Seattle Filmworks Inc.     COM 812572105        322,175.00     105,200    105,200                           105,200




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

Sensormatic Electronics    COM 817265101      1,662,500.00     175,000    175,000                           175,000
Corp.
Sonoco Products Co.        COM 835495102        292,215.00      12,705     12,705                            12,705
Sprint Corp.               COM 852061100      7,693,000.00      78,400     78,400                            78,400
Stillwater Mining Co       COM 86074Q102      5,793,268.75     219,650    219,650                           219,650
Systems & Computer         COM 871873105      4,832,000.00     483,200    483,200                           483,200
Technology Corp
Tellabs Inc.               COM 879664100      1,905,538.50      19,494     19,494                            19,494
Teltrend Inc               COM 87969R106        779,625.00      49,500     49,500                            49,500
Tenet Healthcare Corp      COM 88033G100        598,425.00      31,600     31,600                            31,600
Tenneco Inc.               COM 88037E101      4,944,099.38     176,970    176,970                           176,970
Tesoro Petroleum Corp      COM 881609101      4,833,400.00     439,400    439,400                           439,400
Teva Pharmaceutical Ind.   COM 881624209        474,375.00      10,000     10,000                            10,000
Ltd spd ADR
Texas Instruments Inc.     COM 882508104        297,750.00       3,000      3,000                             3,000
Thoratec Laboratories      COM 885175307        231,575.00      31,400     31,400                            31,400
Corp. New
Ultrak Inc                 COM 903898401        776,598.63     132,187    132,187                           132,187
Union Pacific Corp.        COM 907818108      5,119,312.50      95,800     95,800                            95,800
Union Pacific Resources    COM 907834105        923,233.75      77,746     77,746                            77,746
Group
Unisys Corp.               COM 909214108      4,701,337.50     169,800    169,800                           169,800
United Healthcare Corp.    COM 910581107      1,841,875.00      35,000     35,000                            35,000
Varco International Inc.   COM 922126107      5,504,650.00     494,800    494,800                           494,800
WMS Industries Inc.        COM 929297109        234,468.75      30,500     30,500                            30,500
Warner-Lambert             COM 934488107        292,758.75       4,419      4,419                             4,419
Waste Management, Inc.     COM 94106L109      6,031,849.38     135,929    135,929                           135,929
Wave Technologies Intl     COM 94352Q109        753,156.25     156,500    156,500                           156,500
Inc
Westvaco Corp.             COM 961548104      4,989,600.00     237,600    237,600                           237,600
Xerox                      COM 984121103        573,375.00      11,000     11,000                            11,000
                                             ----------------
                                               404,434,312.56



















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